Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	$ 20,144,250	$ 29,283,942
Cash at banks and on hand	20,144,250	24,283,942
Short-term deposits	0	5,000,000
Total cash and cash equivalents	20,144,250	29,283,942
USD - U.S. dollar
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	19,191,738	28,271,247
GBP - Sterling
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	226,857	194,644
EUR - Euro
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	2,911	4,599
AUD - Australian dollar
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	373,330	768,699
ZAR - South African Rand
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	398	1,932
TZS - Tanzania Shilling
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	347,837	42,821
CAD - Canadian dollar
Disclosure of information for cash-generating units [line items]
Total cash and cash equivalents	$ 1,179	$ 0